INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET
Less: accumulated amortization	¥ (175,363)		¥ (56,848)
Intangible assets, net	569,088		79,600		$ 80,154
Amortization of intangible assets	¥ 121,742	$ 17,147	17,324	¥ 11,904
Estimated amortization expense (in years)	5 years	5 years
Estimated amortization expense	¥ 89,000
Payments for intangible assets	198,682	$ 27,948	42,415	32,261
Intangible assets net book value	14,000		0	0
Loss on disposal of intangible assets	14,000	$ 1,958	0	¥ 0
Trademark
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,823		1,230
Computer software
INTANGIBLE ASSETS, NET
Intangible assets, gross	198,429		¥ 135,218
Intellectual properties
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 544,198